CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total CNY	Common shares CNY	Additional paid-in capital CNY	Statutory reserves CNY	Accumulated other comprehensive income CNY	Retained earnings CNY	US$ USD ($)	US$ Common shares USD ($)	US$ Additional paid-in capital USD ($)	US$ Statutory reserves USD ($)	US$ Accumulated other comprehensive income USD ($)	US$ Retained earnings USD ($)
Balance at Dec. 31, 2008	1,226,843	47	917,352	6,947	1,054	301,443
Balance (in shares) at Dec. 31, 2008		56,378,139
Increase (Decrease) in Stockholders' Equity
Exercise of share options	5,062	0	5,062
Exercise of share options (in shares)		167,120
Share-based compensation	27,020		27,020
Repurchase and retirement of common shares	(47,311)	(1)	(47,310)
Repurchase and retirement of common shares (in shares)		(1,418,400)
Appropriation of statutory reserves				421		(421)
Currency translation adjustments	13				13
Net income	112,512					112,512
Balance at Dec. 31, 2009	1,324,139	46	902,124	7,368	1,067	413,534
Balance (in shares) at Dec. 31, 2009		55,126,859
Increase (Decrease) in Stockholders' Equity
Exercise of share options	93,148	1	93,147
Exercise of share options (in shares)		1,681,694
Share-based compensation	23,962		23,962
Repurchase and retirement of common shares	(21,300)	0	(21,300)
Repurchase and retirement of common shares (in shares)		(334,604)
Appropriation of statutory reserves				250		(250)
Reversal of statutory reserves due to closure of certain subsidiaries				(807)		807
Currency translation adjustments	246				246
Net income	234,661					234,661
Balance at Dec. 31, 2010	1,654,856	47	997,933	6,811	1,313	648,752
Balance (in shares) at Dec. 31, 2010	56,473,949	56,473,949
Increase (Decrease) in Stockholders' Equity
Exercise of share options	26,560	0	26,560
Exercise of share options (in shares)		511,392
Share-based compensation	37,974		37,974
Repurchase and retirement of common shares	(648)	0	(648)
Repurchase and retirement of common shares (in shares)		(4,000)
Appropriation of statutory reserves				521		(521)
Currency translation adjustments	325				325		52
Net income	386,508					386,508	61,410
Balance at Dec. 31, 2011	2,105,575	47	1,061,819	7,332	1,638	1,034,739	$ 334,542	$ 7	$ 168,706	$ 1,165	$ 260	$ 164,404
Balance (in shares) at Dec. 31, 2011	56,981,341	56,981,341					56,981,341	56,981,341